General - Additional Information (Detail) (Southeast Asia, USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Oct. 31, 2011 Disposal Group	Jul. 06, 2011 Disposal Group	Jun. 30, 2011 Minimum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business		$ 21,913
Remaining cash expected to be received from sale of business	$ 2,613
Percentage of product sales segment revenue			85.00%